[LOGO OF VANTAGE INVESTMENT ADVISORS]







                                                                Lincoln National
                                                Special Opportunities Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National Special Opportunities Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

Lincoln National
Special Opportunities Fund, Inc.

Managed by:         [LOGO OF VANTAGE INVESTMENT ADVISORS]

The Fund had a return of 3.3% for the first six months of 1999 while its benchmark, the S&P Mid-Cap 400 Index, returned 6.9% for the same period.

1999 has been an unusual year of "feast or famine" in which certain segments earned double-digit returns while others were in negative territory. Such was the case with the medium sized companies in which the Special Opportunities Fund invests. For the first quarter, growth-oriented companies dominated value companies substantially. Value companies rebounded in the second quarter and outpaced growth companies with the Special Opportunities Fund topping the mid-cap value index.

The Special Opportunities Fund provides risk-controlled, conservative exposure to attractively priced medium sized companies. The Fund has substantial investments in cyclical companies that tend to rise and fall with the economic outlook. Given increased consumer economic optimism, this exposure helped returns as these stocks rallied in the second quarter. The Fund also has a significant exposure to utility companies, which suffered earlier this year with the rise in oil prices.

The economy is well positioned for future economic growth and equity investors have reasons for continued optimism. Medium sized companies are attractive relative to large companies and should the market sustain its bull run, these companies will likely end up toward the top performers.

Enrique Chang
Yifeng Yang

                         Special Opportunities Fund  1

Lincoln National
Special Opportunities Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:

                                             Number             Market
Common Stock:                                of Shares          Value
--------------------------------------------------------------------------

Aerospace & Defense: 1.9%
--------------------------------------------------------------------------
Cordant Technologies                         173,100         $ 7,821,956
Gulfstream Aerospace*                        115,200           7,783,200
--------------------------------------------------------------------------
                                                              15,605,156

Automobiles & Auto Parts: 1.9%
--------------------------------------------------------------------------
Cummins Engine                               138,000           7,883,250
Navistar International                       153,000           7,650,000
--------------------------------------------------------------------------
                                                              15,533,250

Banking, Finance & Insurance: 13.6%
--------------------------------------------------------------------------
Aetna                                         86,000           7,691,625
Astorial Financial                           181,000           7,947,031
Bear Stearns                                 152,038           7,107,777
Dime Bancorp                                 388,000           7,808,500
Edwards (A.G.)                               263,950           8,512,388
Everest Reinsurance Holdings                 226,000           7,373,250
First American Financial                     278,500           4,978,188
Firstplus Financial Group*                   359,500             112,344
Golden West Financial                         61,600           6,036,800
GreenPoint Financial                         240,000           7,875,000
Lehman Brothers Holdings                     138,000           8,590,500
Old Republic International                   402,550           6,969,147
PNC Financial Group                          140,200           8,079,025
Unionbancal Corporation                      233,000           8,417,125
Washington Federal                           352,000           7,887,000
XL Capital Ltd. - Class A                     91,177           5,151,501
--------------------------------------------------------------------------
                                                             110,537,201

Buildings & Materials: 4.9%
--------------------------------------------------------------------------
Centex                                       198,200           7,444,888
Lafarge                                      222,600           7,888,388
Louisiana-Pacific                            368,400           8,749,500
Premark International                        225,900           8,471,250
USG                                          131,500           7,364,000
--------------------------------------------------------------------------
                                                              39,918,026

Cable, Media & Publishing: 3.9%
--------------------------------------------------------------------------
Central Newspapers-Class A                   218,600           8,224,825
Knight-Ridder                                147,000           8,075,813
New England Business Service                 257,200           7,941,050
New York Times                               213,700           7,866,831
--------------------------------------------------------------------------
                                                              32,108,519

Chemicals: 6.6%
--------------------------------------------------------------------------
Dexter                                       198,700           8,109,444
Dow Chemical                                  59,400           7,536,375
FMC                                          117,800           8,047,213
Idacorp                                      251,200           7,912,800
Lubrizol                                     264,400           7,419,725
RPM/Ohio                                     550,000           7,803,125
W.R. Grace*                                  416,600           7,655,025
--------------------------------------------------------------------------
                                                              54,483,707

Computers & Technology: 8.8%
--------------------------------------------------------------------------
Apple Computer*                              178,000           8,254,750
BMC Software*                                165,000           8,904,844
Compuware*                                   249,100           7,916,709
Deluxe                                       219,700           8,554,569
Diebold                                      235,400           6,767,750
EG&G                                         257,900           9,187,688
Keane                                        271,800           6,149,475
Sterling Software                            315,000           8,406,563
Tech Data*                                   200,000           7,643,750
--------------------------------------------------------------------------
                                                              71,786,098

                                             Number             Market
                                             of Shares          Value
--------------------------------------------------------------------------

Consumer Products: 1.9%
--------------------------------------------------------------------------
Brinker International*                       276,500         $ 7,517,344
United Stationers                            363,700           8,012,766
--------------------------------------------------------------------------
                                                              15,530,110

Electronics & Electrical Equipment: 2.9%
--------------------------------------------------------------------------
National Service Industries                  210,000           7,560,000
Thomas & Betts                               180,000           8,505,000
Vitesse Semiconductor*                       119,800           8,105,219
--------------------------------------------------------------------------
                                                              24,170,219

Energy: 4.5%
--------------------------------------------------------------------------
Ashland                                      180,000           7,222,500
Equitable Resources                          231,200           8,727,800
Kerr-McGee                                   139,423           6,997,292
Sunoco                                       218,800           6,605,025
Ultramar Diamond Shamrock                    353,400           7,708,538
--------------------------------------------------------------------------
                                                              37,261,155

Food, Beverage & Tobacco: 6.3%
--------------------------------------------------------------------------
Ball                                         147,300           6,223,425
Earthgrains                                  330,100           8,520,706
Fortune Brands                               186,700           7,724,713
Gallaher Group                               127,200           3,108,450
IBP                                          338,000           8,027,500
International Multifoods                     336,000           7,581,000
Interstate Bakeries                          331,300           7,433,544
Universal                                    112,700           3,204,906
--------------------------------------------------------------------------
                                                              51,824,244

Healthcare & Pharmaceuticals: 3.6%
--------------------------------------------------------------------------
Beverly Enterprises*                         985,900           7,948,819
Lincare Holdings*                            258,400           6,468,075
Mallinckrodt                                 232,000           8,439,000
Mylan Laboratories                           258,200           6,842,300
--------------------------------------------------------------------------
                                                              29,698,194

Industrial Machinery 4.5%
--------------------------------------------------------------------------
American Standard*                           167,800           7,949,525
Briggs & Stratton                            125,500           7,247,625
McDermott International                      268,500           7,585,125
Milacron                                     351,900           6,510,150
Trinity Industries                           225,000           7,537,500
--------------------------------------------------------------------------
                                                              36,829,925

Leisure, Lodging & Entertainment: 1.9%
--------------------------------------------------------------------------
Mandalay Resorts Group*                      350,000           7,393,750
Viad                                         262,300           8,114,906
--------------------------------------------------------------------------
                                                              15,508,656

Metals & Mining: 3.9%
--------------------------------------------------------------------------
AK Steel Holding                             309,100           6,954,750
Mueller Industries*                          256,200           8,694,788
USX-U.S. Steel Group                         270,000           7,290,000
Worthington Industries                       556,500           9,130,078
--------------------------------------------------------------------------
                                                              32,069,616

Miscellaneous: 1.0%
--------------------------------------------------------------------------
AC Nielson*                                  280,000           8,470,000
--------------------------------------------------------------------------

Paper & Forest Products: 0.9%
--------------------------------------------------------------------------
Georgia-Pacific                              163,200           7,731,600
--------------------------------------------------------------------------

Retail: 7.5%
--------------------------------------------------------------------------
Dollar Tree Stores*                          189,300           8,323,284
K Mart*                                      473,000           7,774,938
Longs Drug Stores                            217,400           7,513,888
Neiman-Marcus Group*                         287,600           7,387,725
Staples*                                     234,793           7,256,571
TJX                                          234,600           7,815,113
Toys R Us*                                   348,000           7,199,250
Zale*                                        201,700           8,068,000
--------------------------------------------------------------------------
                                                              61,338,769

Telecommunications: 3.3%
--------------------------------------------------------------------------
Alltel                                       116,600           8,336,900
Brightpoint*                                 463,300           2,823,234
--------------------------------------------------------------------------

                         Special Opportunities Fund  2

                                             Number             Market
Telecommunications (Cont.)                   of Shares          Value
--------------------------------------------------------------------------
General Instrument*                          187,000         $ 7,947,500
L-3 Communications*                          165,000           7,971,563
--------------------------------------------------------------------------
                                                              27,079,197

Textiles, Apparel & Furniture: 2.7%
--------------------------------------------------------------------------
Johnson Controls                             122,000           8,456,125
Tommy Hilfiger*                              102,400           7,520,000
Westpoint Stevens                            220,300           6,567,694
--------------------------------------------------------------------------
                                                              22,543,819

Transportation & Shipping: 2.7%
--------------------------------------------------------------------------
Continental Airlines-Class B*                177,400           6,696,850
Delta Air Lines                              138,900           8,004,113
UAL*                                         118,800           7,722,000
--------------------------------------------------------------------------
                                                              22,422,963

Utilities: 7.6%
--------------------------------------------------------------------------
Allegheny Energy                             249,000           7,983,563
Ameren                                       213,000           8,173,875
Conectiv                                     327,000           7,991,063
Entergy                                      242,100           7,565,625
General Public Utilities                     191,200           8,066,250
Northeast Utilities*                         442,500           7,826,719
Rochester Gas & Electric                     268,700           7,271,694
Unicom                                       187,500           7,230,469
--------------------------------------------------------------------------
                                                              62,109,258

Total Common Stock: 96.8%
(Cost $ 698,953,283)                                         794,559,682
--------------------------------------------------------------------------

                                            Par
Money Market Instruments:                   Amount
--------------------------------------------------------------------------
Caterpillar
 5.85%, 7/1/99                            $5,500,000           5,500,000
Georgia Power
 4.935%, 7/12/99                           5,750,000           5,741,373
Marsh USA
 5.15%, 7/8/99                             5,000,000           5,000,000
 5.14%, 7/23/99                            1,000,000           1,000,000
Mobil Corporation
 5.128%, 7/6/99                            3,900,000           3,897,227
U.S. Treasury Bill(+)
 4.715%, 4/27/00                           1,000,000             962,542
--------------------------------------------------------------------------

Total Money Market Instruments: 2.7%
(Cost $22,101,142)                                            22,101,142
--------------------------------------------------------------------------

Total Investments: 99.5%
(Cost $721,054,425)                                          816,660,824
--------------------------------------------------------------------------
Other Assets over Liabilites: 0.5%                             4,105,751
--------------------------------------------------------------------------

Total Net Assets: 100.0%
(Equivalent to $30.798 per share
 based on 26,649,972 shares issued
 and outstanding)                                           $820,766,575
--------------------------------------------------------------------------

Components of Net Assets at June 30, 1999:
--------------------------------------------------------------------------
Common Stock, $.01 par value
 50,000,000 authorized shares                                  $ 266,500
Paid in capital in excess of par value
 of shares issued                                            646,414,594
Undistributed net investment income                            5,503,360
Accumulated net realized gain on
 investments and futures contracts                            72,340,187
Net unrealized appreciation of investments
 and futures contracts                                        96,241,934
--------------------------------------------------------------------------
Total Net Assets                                           $ 820,766,575
--------------------------------------------------------------------------

(+) Fully or partially pledged as collateral for open futures contracts.
*   Non-income producing security.

See accompanying notes to financial statements.

                         Special Opportunities Fund  3

Lincoln National Special Opportunities Fund, Inc.

Statement of Operations - Unaudited

June 30, 1999


Investment income:
  Dividends                                                       $6,559,408
-----------------------------------------------------------------------------
  Interest                                                           728,063
-----------------------------------------------------------------------------
    Total investment income                                        7,287,471
-----------------------------------------------------------------------------

Expenses:
  Management fees                                                  1,500,055
-----------------------------------------------------------------------------
  Accounting fees                                                    166,800
-----------------------------------------------------------------------------
  Printing and postage                                                63,400
-----------------------------------------------------------------------------
  Legal fees                                                          21,160
-----------------------------------------------------------------------------
  Custody fees                                                        22,976
-----------------------------------------------------------------------------
  Directors fees                                                       2,100
-----------------------------------------------------------------------------
  Other                                                                9,962
-----------------------------------------------------------------------------
                                                                   1,786,453
-----------------------------------------------------------------------------
  Less expense paid indirectly                                        (2,342)
-----------------------------------------------------------------------------
    Total expenses                                                 1,784,111
-----------------------------------------------------------------------------
Net investment income                                              5,503,360
-----------------------------------------------------------------------------

Net realized and unrealized gain (loss)on
investments and futures contracts:
  Net realized gain on investment transactions and
  futures contracts                                               85,139,945
-----------------------------------------------------------------------------
  Net change in unrealized depreciation of investments
  and futures contracts                                          (71,718,649)
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and futures contracts                                 13,421,296
-----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                        $18,924,656
-----------------------------------------------------------------------------


Statements of Changes in Net Assets



                                               Six months
                                               ended
                                               6/30/99          Year ended
                                               (Unaudited)      12/31/98
                                               -------------------------------
Changes from operations:
------------------------------------------------------------------------------
  Net investment income                        $   5,503,360    $  12,907,984
------------------------------------------------------------------------------
  Net realized gain on investments                85,139,945       73,392,994
------------------------------------------------------------------------------
  Net change in unrealized appreciation or
  (depreciation) of investments and
  futures contracts                              (71,718,649)     (27,321,101)
------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         18,924,656       58,979,877
------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                           (2,327,225)     (22,448,658)
------------------------------------------------------------------------------
  Net realized gain on investments               (86,192,752)     (75,795,433)
------------------------------------------------------------------------------
    Total distributions to shareholder           (88,519,977)     (98,244,091)
------------------------------------------------------------------------------
Net increase/(decrease) in net assets
resulting from capital share transactions        (27,434,494)      84,238,365
------------------------------------------------------------------------------
  Total increase/(decrease) in net assets        (97,029,815)      44,974,151
------------------------------------------------------------------------------

Net Assets, at beginning of period               917,796,390      872,822,239
------------------------------------------------------------------------------
Net Assets, at end of period                    $820,766,575     $917,796,390
------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         Special Opportunities Fund  4

Lincoln National Special Opportunities Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99     Year ended December 31,
                                            (Unaudited) 1998      1997       1996      1995        1994
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $ 33.416   $ 35.056   $ 29.423   $ 27.383  $ 22.164    $ 24.478

Income from investment operations:
   Net investment income                       0.217      0.470      0.477      0.548     0.616       0.565
   Net realized and unrealized gain (loss)
      on investments and futures contracts     0.781      1.795      7.293      3.867      6.131     (0.942)
                                            ---------------------------------------------------------------
   Total from investment operations            0.998      2.265      7.770      4.415      6.747     (0.377)
                                            ---------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.095)    (0.862)         -     (0.548)    (0.616)    (0.565)
   Distributions from net realized gain on
      investment transactions                 (3.521)    (3.043)    (2.137)    (1.827)    (0.912)    (1.372)
                                            ---------------------------------------------------------------
   Total dividends and distributions          (3.616)    (3.905)    (2.137)    (2.375)    (1.528)    (1.937)
                                            ---------------------------------------------------------------
Net asset value, end of period              $ 30.798   $ 33.416   $ 35.056   $ 29.423   $ 27.383   $ 22.164
                                            ---------------------------------------------------------------

Total Return(1)                                 3.25%      6.79%     28.15%     16.51%     31.86%     (1.00%)

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.44%(2)   0.42%      0.42%      0.44%      0.45%      0.48%
   Ratio of net investment income
      to average net assets                     1.35%(2)   1.44%      1.57%      2.00%      2.39%      2.49%
   Portfolio Turnover                          44.71%     76.27%     73.74%     88.17%     90.12%     74.63%
   Net assets, end of period (000 omitted)  $820,767   $917,796   $872,822   $648,592   $505,755   $318,417

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                         Special Opportunities Fund  5

Lincoln National Special Opportunities Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1999, the custodial fees offset arrangements amounted to $2,341.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor for the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums. If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.


                         Special Opportunities Fund  6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Appreciation
         ------------------------------------------------------------------------------------
         $355,044,780      $422,892,725     $136,636,702      $(41,030,303)     $95,606,399

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of acverse changes in exchange markets or interest rates. The Fund bears the market risk that arises from changes in the value of these financial instruments.. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 1999 was $962,542. Unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at June 30, 1999 were as follows:

                                                    Notional                       Unrealized
         Contract                                   Cost Amount   Expiration Date  Gain
         -------------------------------------------------------------------------------------
         420 S&P 400 midcap stock index contracts   $16,977,156   September 1999   $635,535)

5. Summary of Changes From Capital Share Transactions

                                                      Shares Issued Upon                                   Net Increase (Decreawse)
                              Capital                 Reinvestment of         Capital Shares               Resulting From Capital
                              Shares Sold             Dividends               Redeemed                     Share Transactions
                              ------------------------------------------------------------------------------------------------------
                              Shares     Amount       Shares     Amount       Shares       Amount          Shares      Amount
                              ------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):    583,667  $19,218,415  2,933,077  $88,519,977  (4,332,518)  $(135,172,886)   (815,774)  $(27,434,494)
Year ended
  December 31, 1998:          2,038,875   66,140,393  2,995,446   98,244,091  (2,466,167)    (80,146,119)  2,568,154     84,238,365

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                         Special Opportunities Fund  7